Quarterly Report
July 31, 2021
MFS®  Global Equity Fund
LGE-Q3

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 3.2%
Honeywell International, Inc.	374,024	$87,443,071
MTU Aero Engines Holding AG	72,858	18,244,909
Rolls-Royce Holdings PLC (a)	13,178,366	18,264,807
		$123,952,787
Airlines – 0.8%
Aena S.A. (a)	192,502	$30,645,308
Alcoholic Beverages – 6.0%
Carlsberg Group	115,557	$21,366,344
Diageo PLC	1,840,465	91,342,186
Heineken N.V.	516,571	60,175,227
Pernod Ricard S.A.	257,697	56,889,480
		$229,773,237
Apparel Manufacturers – 4.4%
Burberry Group PLC	828,267	$23,762,649
Compagnie Financiere Richemont S.A.	395,646	50,665,050
LVMH Moet Hennessy Louis Vuitton SE	117,106	93,616,162
		$168,043,861
Automotive – 0.6%
Aptiv PLC (a)	129,031	$21,528,822
Broadcasting – 2.7%
Omnicom Group, Inc.	116,800	$8,505,376
Walt Disney Co. (a)	390,556	68,745,667
WPP Group PLC	2,065,542	26,701,262
		$103,952,305
Brokerage & Asset Managers – 1.8%
Charles Schwab Corp.	745,443	$50,652,852
Deutsche Boerse AG	101,729	16,985,151
		$67,638,003
Business Services – 10.3%
Accenture PLC, “A”	308,195	$97,907,388
Adecco S.A.	229,391	13,745,481
Brenntag AG	211,394	21,114,508
Cognizant Technology Solutions Corp., “A”	487,279	35,829,625
Compass Group PLC (a)	1,181,553	24,980,275
Equifax, Inc.	194,875	50,784,425
Fidelity National Information Services, Inc.	356,674	53,162,260
Fiserv, Inc. (a)	452,803	52,122,153
PayPal Holdings, Inc. (a)	169,340	46,658,250
		$396,304,365
Cable TV – 3.3%
Comcast Corp., “A”	2,150,339	$126,504,443
Chemicals – 2.5%
3M Co.	274,212	$54,277,523
PPG Industries, Inc.	251,751	41,166,324
		$95,443,847

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.7%
Check Point Software Technologies Ltd. (a)	302,686	$38,471,391
Oracle Corp.	737,932	64,303,394
		$102,774,785
Computer Software - Systems – 1.3%
Cisco Systems, Inc.	278,191	$15,403,436
Samsung Electronics Co. Ltd.	527,331	36,061,053
		$51,464,489
Construction – 0.6%
Otis Worldwide Corp.	242,042	$21,674,861
Consumer Products – 4.2%
Colgate-Palmolive Co.	404,181	$32,132,390
Essity AB	1,908,313	62,403,014
International Flavors & Fragrances, Inc.	131,403	19,794,548
Reckitt Benckiser Group PLC	632,869	48,585,163
		$162,915,115
Electrical Equipment – 4.7%
Amphenol Corp., “A”	306,591	$22,224,782
Legrand S.A.	411,408	46,324,068
Schneider Electric SE	661,389	110,860,123
		$179,408,973
Electronics – 1.0%
Hoya Corp.	151,400	$21,376,337
Microchip Technology, Inc.	126,573	18,115,128
		$39,491,465
Food & Beverages – 4.2%
Danone S.A.	937,203	$68,995,644
Nestle S.A.	718,520	91,059,332
		$160,054,976
Gaming & Lodging – 1.0%
Marriott International, Inc., “A” (a)	145,664	$21,264,031
Whitbread PLC (a)	396,559	16,790,070
		$38,054,101
Insurance – 2.0%
Aon PLC	169,947	$44,191,318
Willis Towers Watson PLC	156,911	32,336,219
		$76,527,537
Internet – 1.0%
eBay, Inc.	569,515	$38,846,618
Machinery & Tools – 1.4%
Carrier Global Corp.	207,087	$11,441,557
Kubota Corp.	2,028,000	42,378,672
		$53,820,229
Major Banks – 3.0%
Erste Group Bank AG	285,677	$11,084,907
Goldman Sachs Group, Inc.	159,481	59,786,237
State Street Corp.	160,005	13,942,836

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS Group AG	1,934,959	$31,912,885
		$116,726,865
Medical Equipment – 15.0%
Abbott Laboratories	460,805	$55,748,189
Boston Scientific Corp. (a)	1,185,070	54,039,192
Cooper Cos., Inc.	91,346	38,527,002
EssilorLuxottica	78,605	14,840,903
Medtronic PLC	857,379	112,582,436
Olympus Corp.	670,700	13,811,024
Sonova Holding AG	33,449	13,141,800
Stryker Corp.	248,605	67,357,039
Thermo Fisher Scientific, Inc.	239,574	129,372,356
Waters Corp. (a)	97,513	38,011,542
Zimmer Biomet Holdings, Inc.	218,987	35,786,856
		$573,218,339
Other Banks & Diversified Financials – 5.0%
American Express Co.	281,246	$47,960,880
Grupo Financiero Banorte S.A. de C.V.	1,262,674	8,185,775
Julius Baer Group Ltd.	239,916	15,875,217
Visa, Inc., “A”	478,409	117,875,193
		$189,897,065
Pharmaceuticals – 4.9%
Bayer AG	670,090	$39,975,233
Merck KGaA	244,671	50,110,104
Roche Holding AG	248,963	96,289,879
		$186,375,216
Printing & Publishing – 0.2%
Wolters Kluwer N.V.	55,727	$6,351,479
Railroad & Shipping – 4.7%
Canadian National Railway Co.	597,384	$64,893,824
Canadian Pacific Railway Ltd.	483,005	35,896,932
Kansas City Southern Co.	175,373	46,964,889
Union Pacific Corp.	143,096	31,303,681
		$179,059,326
Specialty Chemicals – 4.4%
Akzo Nobel N.V.	383,934	$47,411,482
L'Air Liquide S.A.	196,982	34,251,334
Linde PLC	227,342	69,619,041
Linde PLC	60,019	18,449,240
		$169,731,097
Specialty Stores – 0.3%
Hermes International	8,680	$13,272,382
Telecommunications - Wireless – 1.2%
Liberty Broadband Corp. (a)	257,446	$45,694,091
Trucking – 1.0%
United Parcel Service, Inc., “B”	199,434	$38,163,690
Total Common Stocks		$3,807,309,677

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	846,954	$617,089

Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.03% (v)	8,689,760	$8,689,760

Other Assets, Less Liabilities – 0.4%		13,566,367
Net Assets – 100.0%		$3,830,182,893
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,689,760 and $3,807,926,766, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,158,200,851	$—	$—	$2,158,200,851
France	439,050,096	—	—	439,050,096
Switzerland	313,306,733	—	—	313,306,733
United Kingdom	250,426,412	—	—	250,426,412
Germany	146,429,905	—	—	146,429,905
Netherlands	113,938,188	—	—	113,938,188
Canada	100,790,756	—	—	100,790,756
Japan	—	77,566,033	—	77,566,033
Sweden	62,403,014	—	—	62,403,014
Other Countries	109,753,725	36,061,053	—	145,814,778
Mutual Funds	8,689,760	—	—	8,689,760
Total	$3,702,989,440	$113,627,086	$—	$3,816,616,526
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$17,796,799	$282,034,653	$291,141,692	$—	$—	$8,689,760
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,371	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2021, are as follows:
United States	56.9%
France	11.5%
Switzerland	8.2%
United Kingdom	6.5%
Germany	3.8%
Netherlands	3.0%
Canada	2.6%
Japan	2.0%
Sweden	1.6%
Other Countries	3.9%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.